Summary of Significant Accounting Policies (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 29,755	$ 26,645
Work in process	34,231	33,757
Finished goods	71,307	71,834
Total inventories	$ 135,293	$ 132,236